Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000122820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Global Tactical Commodity Strategy Fund
Average Annual Return, Percent	14.48%	12.35%		5.73%
C000168150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Alternative Absolute Return Strategy ETF
Average Annual Return, Percent	7.95%	6.19%	2.82%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	15.32%	14.82%
Bloomberg Commodity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	15.77%	10.64%	5.03%	5.73%
S And P GSCI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI®
Average Annual Return, Percent	7.12%	14.65%		6.08%
Three Month U S Treasury Bills Plus 3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	3 Month U.S. Treasury Bills + 3%
Average Annual Return, Percent	7.35%	6.31%	5.37%